Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes
Income Before Income Taxes
Income Before Income Taxes

(Millions)	2013	2012	2011
United States	$3,194	$2,902	$2,516
International	3,368	3,449	3,515
Total	$6,562	$6,351	$6,031

Provision for Income Taxes
Provision for Income Taxes

(Millions)	2013	2012	2011
Currently payable
Federal	$948	$743	$431
State	91	75	51
International	901	918	861
Deferred
Federal	(123)	(3)	181
State	(2)	10	12
International	26	97	138
Total	$1,841	$1,840	$1,674

Components of Deferred Tax Assets and Liabilities
Components of Deferred Tax Assets and Liabilities

(Millions)	2013	2012
Deferred tax assets:
Accruals not currently deductible
Employee benefit costs	$140	$115
Product and other claims	155	161
Miscellaneous accruals	130	137
Pension costs	447	969
Stock-based compensation	322	415
Net operating/capital loss carryforwards	225	304
Foreign tax credits	316	285
Inventory	221	189
Other - net	―	18
Gross deferred tax assets	1,956	2,593
Valuation allowance	(23)	(29)
Total deferred tax assets	$1,933	$2,564

Deferred tax liabilities:
Product and other insurance receivables	$(46)	$(60)
Accelerated depreciation	(813)	(858)
Intangible amortization	(780)	(808)
Other	(7)	―
Total deferred tax liabilities	$(1,646)	$(1,726)

Net deferred tax assets	$287	$838

Reconciliation of Effective Income Tax Rate
Reconciliation of Effective Income Tax Rate

	2013	2012	2011
Statutory U.S. tax rate	35.0%	35.0%	35.0%
State income taxes - net of federal benefit	0.9	0.9	0.7
International income taxes - net	(6.3)	(4.2)	(4.6)
U.S. research and development credit	(0.7)	―	(0.5)
Reserves for tax contingencies	1.2	(1.9)	(1.2)
Domestic Manufacturer's deduction	(1.6)	(1.2)	(1.5)
All other - net	(0.4)	0.4	(0.1)
Effective worldwide tax rate	28.1%	29.0%	27.8%

Reconciliation of Federal, State and Foreign Tax Gross Unrecognized Tax Benefits
Federal, State and Foreign Tax

(Millions)	2013	2012	2011
Gross UTB Balance at January 1	$528	$594	$622

Additions based on tax positions related to the current year	97	80	92
Additions for tax positions of prior years	158	114	69
Reductions for tax positions of prior years	(29)	(120)	(123)
Settlements	(17)	(50)	9
Reductions due to lapse of applicable statute of limitations	(78)	(90)	(75)

Gross UTB Balance at December 31	$659	$528	$594

Net UTB impacting the effective tax rate at December 31	$262	$185	$295